SHARE CAPITAL - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	3,848,200	5,978,300	6,923,000
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.68	$ 3.29	$ 3.74
Number of share options exercisable in share-based payment arrangement | shares	2,973,100	4,174,700
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.40	$ 3.67
Options exercise price range 1 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,556,400
Weighted average remaining contractual life of outstanding share options	3 years 2 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.14
Number of share options exercisable in share-based payment arrangement | shares	1,150,600
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.15
Options exercise price range 1 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	2.99
Options exercise price range 1 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 2.00
Options exercise price range 2 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,150,300
Weighted average remaining contractual life of outstanding share options	1 year 10 months 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.44
Number of share options exercisable in share-based payment arrangement | shares	1,146,300
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.44
Options exercise price range 2 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	3.99
Options exercise price range 2 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 3.00
Options Exercise Price Range 3 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	361,000
Weighted average remaining contractual life of outstanding share options	3 months 18 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.32
Number of share options exercisable in share-based payment arrangement | shares	361,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.32
Options Exercise Price Range 3 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	4.99
Options Exercise Price Range 3 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 4.00
Options Exercise Price Range 4 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	60,000
Weighted average remaining contractual life of outstanding share options	3 years 8 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 5.60
Number of share options exercisable in share-based payment arrangement | shares	36,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 5.60
Options Exercise Price Range 4 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	5.99
Options Exercise Price Range 4 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 5.00
Options Exercise Price Range 5 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	720,500
Weighted average remaining contractual life of outstanding share options	4 years 2 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 6.90
Number of share options exercisable in share-based payment arrangement | shares	279,200
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 6.90
Options Exercise Price Range 5 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	6.99
Options Exercise Price Range 5 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 6.00